Annual Notice of Securities Sold Pursuant to
                  Rule 24F-2

                       OMB APPROVAL UNITED
                       STATES              OMB
                       Number:
                                           3235-
                0456 SECURITIES AND EXCHANGE
                Expires:
                COMMISSION
August 31, 2000
                  Washington, D.C.  20549  Esti
                                           mate
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                                           aver
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                                           . .
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                                           1
                        FORM 24F-2
                     Annual Notice of
                Securities Sold
                  Pursuant to Rule 24F-2

          Read instructions at end of Form
                      before   preparing Form.


1.   Name and address of issuer:Separate
                     Account IMO of Allmerica
                     Financial Life Insurance
                     and
Annuity Company
                     440 Lincoln Street
               Worcester, MA 01653

2.   The name of each series or class of
  securities for which this Form is filed (If
  the Form is being
 filed for all series and classes of securities
                     of the
issuer, check the box but do not list series or
  classes):     X



3.   Investment Company Act File Number: 811-
09529

  Securities Act File Number: 333-84879


4 (a).    Last day of fiscal year for which this
Form is
filed.   12/31/01



4 (b).         Check box if this Form is being
filed late
(i.e., more than 90 calendar days after the end
      of the issuer's fiscal year).  (See
Instruction A.2)

 Note:  If the Form is being filed late,
             interest must be paid on the
             registration fee due.


4 (c).         Check box if this is the last
time the
issuer will be filing this Form.


5.   Calculation of registration fee:

  (i)  Aggregate sale price of securities sold
                   during the
      fiscal year pursuant to section 24(f): $__-
0-__________

  (ii)      Aggregate price of securities
redeemed or
      repurchased during the fiscal year:
$___-
0-_________

  (iii)     Aggregate price of securities
redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1995
      that were not previously used to reduce
      registration fees payable to the
      Commission:                            $    N/A
  (iv)      Total available redemption credits
[add Items
      5(ii)
             and 5(iii)]:
- $__-0-__________

  (v)  Net sales - if Item 5(i) is greater
            than Item 5(iv) subtract Item
            5(iv) from Item 5(i)]:
$___-0-_________

  (vi)      Redemption credits available for
use in
      future years
$(N/A     )
     - if Item 5(i) is less than Item 5(iv)
 [subtract
     Item 5(iv) from Item 5(i)]:

  (vii)     Multiplier for determining
registration fee (See
      Instruction C.9):              X
..000092

  (viii)         Registration fee due [multiply
Item 5(v) by
     Item 5(vii)] (enter "0"
      if no fee is due):                               =$ -
0-_________




6.   Prepaid Shares

  If  the response to Item 5(i) was determined
  by deducting an  amount  of securities that
  were registered under  the Securities  Act  of
  1933 pursuant to  rule  24e-2  as  in effect
  before October 11, 1997, then report the
  amount of securities  (number  of shares or
  other  units)  deducted here:                    If there is a
  number of shares or other units
  that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .
  Not Applicable


7.   Interest due - if this Form is being filed
more than
  90 days after the end of the issuer's fiscal
year
  (see Instruction D):
                                                  +$   N/A


8. Total of the amount of the registration fee due plus
  any interest due [line 5(viii) plus line 7]:

                                                  =$__-0__________

9.   Date the registration fee and any interest
payment was
  sent to the Commission's lockbox depository:
     March 27, 2002 Method of Delivery:
                            X   Wire
Transfer
                                 Mail or
other means


                  SIGNATURES
This  report has been signed below by the

following persons on  behalf of the issuer and

in the capacities and  on  the dates indicated.

By (Signature and Title)*          /s/ Paul

Kane

                    Paul Kane - Assistant Vice

President Date           3/27/02

  *Please print the name and title of the
                   signing officer below the
                   signature.